COMMITMENTS AND CONTINGENT LIABILITIES (Vehicle Lease) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 1,146
2019	1,137
2020	$ 1,161
Lease Agreements [Member] | Vehicles [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Monthly lease fees	$ 32
2018	246
2019	148
2020	$ 49